                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-8322
                                  ----------------------------------------------

             State Street Research Securities Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Terrence J. Cullen, Senior Vice President and Counsel
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  10/31/04
                        -----------------
Date of reporting period:  11/1/03 - 4/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.


                                                    [LOGO] STATE STREET RESEARCH

Legacy Fund
April 30, 2004




                                               Semiannual Report to Shareholders

                                                    [LOGO] STATE STREET RESEARCH

Legacy Fund
April 30, 2004




                                               Semiannual Report to Shareholders

  Table of Contents


   3    Performance Discussion

   4    Portfolio Holdings

   6    Financial Statements

  10    Financial Highlights

  13    Trustees and Officers

FROM THE CHAIRMAN
        State Street Research

After putting on a spectacular show of strength in the second quarter of 2003, the U.S. economy settled down to a slower, but nevertheless solid, pace of growth during the six-month period from November 1, 2003, to April 30, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose 4.1% in the fourth quarter of 2003 and 4.2% for the first quarter of 2004. Consumer confidence was generally strong throughout the period as a combination of accelerated tax cuts and tax rebates fueled higher disposable income for most working Americans. The housing market was strong, and consumer spending continued to rise. Better yet, business spending began to recover after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment.

The economic news was slightly less upbeat as the first quarter of 2004 began. Durable goods orders declined and the number of new jobs added to the labor market in January and February fell short of expectations. Consumer confidence slipped in March. However, strong job growth in March and April suggested that the economic recovery was on solid ground. The period ended with the expectation that the Federal Reserve Board would likely raise short-term interest rates sooner rather than later in the year.

Stock and Bond Markets Moved Higher
The stock market moved sharply higher through early February as economic growth firmed up and corporate profits rose 20% or more for the reporting period, as reported by Thomson First Call. However, a host of worries stopped the major indexes in their tracks in the final six weeks of the period. Investors grew more cautious about interest rates, the threat of terrorist attacks and corporate profit comparisons going forward.

High-yield bonds continued to rally, delivering returns that exceeded those of the broad stock market. However, they also stalled along with the stock market late in the period. Most other segments of the bond market reported low single-digit returns. Mortgage bonds bounced back as prepayment activity slowed. Investment-grade and municipal bonds earned solid but modest returns. Government bonds were the period's weakest performers; they were hurt the most when interest rates rose late in the period.

Looking Ahead
The recent bear and bull cycles serve as a reminder that markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and talk to your investment professional before you make a significant move outside your plan.

As always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

April 30, 2004

PERFORMANCE
        Discussion as of April 30, 2004

How State Street Research Legacy Fund Performed
State Street Research Legacy Fund returned 2.18% for the six-month period ended April 30, 2004.(1) That was less than the Russell 1000[RegTM] Growth Index, which returned 4.14% over the same period.(2) The fund also slightly underperformed the Lipper Large-Cap Growth Funds Average, which returned 2.45% for the six-month period.(2)

Reasons for the Fund's Performance
Poor stock selection in the technology, producer durables and automobiles & transportation sectors was the primary reason for the fund's weak performance relative to both its benchmark and peer group. In technology, semiconductor holdings Linear Technology and PMC-Sierra detracted from returns as investors expressed doubt about the strength and duration of growth in the semiconductor industry. These same concerns also hurt semiconductor-processing equipment manufacturers Lam Research and Applied Materials in the producer durables sector. Ryanair, a European airline operator, also disappointed.

The fund's health care and consumer discretionary holdings made positive contributions to performance. In health care, our emphasis on biotechnology companies with strong product pipelines--such as Genentech and Biogen Idec--produced positive results. Within consumer discretionary, International Game Technology was buoyed by legislation that allows further gaming expansion in several states. Career Education, which offers private, postsecondary education to students worldwide, benefited from increased enrollment and market share. Yahoo! and Walt Disney also delivered solid returns.

Looking Ahead
Going forward, we will continue to focus on companies that exhibit stable or accelerating growth. With that goal in mind, we recently increased our exposure to consumer discretionary companies, adding to our existing position in Career Education and initiating positions in casino operator Caesar's Entertainment and retailers Target and Nordstrom's. We also initiated a position in Tyco and increased our exposure to General Electric. Both conglomerates stand to benefit from increased industrial spending. In the health care sector, we continue to favor companies with new product potential. As a result, we are overweight in biotechnology and underweight in pharmaceuticals. The fund is also overweight in financial services as a result of the additions of Federal National Mortgage Association and Providian to the portfolio, as well as an increase in our investment in AIG, one of the world's largest insurance groups. In addition, we remain optimistic about the prospects for the energy sector. However, we reshuffled our positions during the period to take advantage of the opportunities for coal in a supply-constrained environment.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. The fund's emphasis on keeping portfolio turnover low means that the fund may continue to hold various stocks through adverse markets, which may cause it to experience deeper losses than other funds. To the extent the fund does sell securities during times of volatility, portfolio turnover and capital gains are likely to increase. The fund's buy-and-hold approach is designed to allow it to capture long-term gains; prices of some stocks may not return to their previous highs. By continuing to hold these stocks, the fund may miss opportunities to realize gains, and long-term performance may be reduced.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security              % of Fund Net Assets

   1   Pfizer                         5.3%
       ------------------------------------------
   2   Cisco Systems                  3.3%
       ------------------------------------------
   3   Microsoft                      3.2%
       ------------------------------------------
   4   General Electric               3.0%
       ------------------------------------------
   5   News Corp.                     2.7%
       ------------------------------------------
   6   Procter & Gamble               2.6%
       ------------------------------------------
   7   Novartis                       2.5%
       ------------------------------------------
   8   InterActiveCorp                2.4%
       ------------------------------------------
   9   Intel                          2.4%
       ------------------------------------------
   10  Coca-Cola                      2.4%
       ------------------------------------------
       Total                         29.8%

Performance: Class A
---------------------------------------------------------------
Fund average annual total return as of 4/30/04(3,4)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        20.26%       -3.34%         3.16%
---------------------------------------------------------------
Return After Taxes
on Distributions           20.26%       -3.33%         3.15%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                13.17%       -2.80%         2.71%
---------------------------------------------------------------

Fund average annual total return as of 3/31/04(3,4,5)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
---------------------------------------------------------------
Return Before Taxes        24.44%       -3.21%         2.65%
---------------------------------------------------------------
Return After Taxes
on Distributions           24.44%       -3.21%         2.65%
---------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                15.88%       -2.70%         2.27%
---------------------------------------------------------------

See page 12 for remaining share classes.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

1  Class A shares; does not reflect sales charge.

2 The Russell 1000 Growth Index contains those stocks within the complete Russell 1000[RegTM] Index (a large-company index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper Large-Cap Growth Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

3 Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

4 After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

5  Performance reflects a maximum 5.75% Class A share front-end sales charge.


                                          State Street Research Legacy Fund    3

PORTFOLIO
        Holdings

April 30, 2004 (unaudited)

Issuer                                                                            Shares             Value
------------------------------------------------------------------------   -------------------   -----------
Common Stocks 99.7%
Automobiles & Transportation 0.5%
Air Transport 0.5%
Expeditors International of
 Washington Inc. .......................................................          42,400         $1,704,056
                                                                                                 ----------
Total Automobiles & Transportation ...........................................................    1,704,056
                                                                                                 ----------
Consumer Discretionary 26.8%
Casinos/Gambling, Hotel/Motel 2.9%
Caesar's Entertainment Inc.* ...........................................         305,000          4,041,250
International Game Technology Inc. .....................................         156,300          5,898,762
                                                                                                 ----------
                                                                                                  9,940,012
                                                                                                 ----------
Commercial Services 3.7%
InterActiveCorp* .......................................................         263,003          8,381,906
Manpower Inc. ..........................................................          93,100          4,366,390
                                                                                                 ----------
                                                                                                 12,748,296
                                                                                                 ----------
Communications, Media & Entertainment 2.9%
Univision Communications Inc. Cl. A* ...................................         129,000          4,366,650
Walt Disney Co. ........................................................         248,200          5,716,046
                                                                                                 ----------
                                                                                                 10,082,696
                                                                                                 ----------
Consumer Electronics 2.8%
Harman International Inc. ..............................................          38,900          2,950,565
Yahoo!, Inc.* ..........................................................         131,500          6,635,490
                                                                                                 ----------
                                                                                                  9,586,055
                                                                                                 ----------
Consumer Services 1.6%
Career Education Corp.* ................................................          84,200          5,388,800
                                                                                                 ----------
Printing & Publishing 2.7%
News Corp. Ltd. ADR ....................................................         249,800          9,132,688
                                                                                                 ----------
Restaurants 0.8%
Starbucks Corp.* .......................................................          69,200          2,689,112
                                                                                                 ----------
Retail 6.7%
Bed Bath & Beyond Inc.* ................................................          93,100          3,455,872
Dollar General Corp. ...................................................         124,800          2,341,248
Lowes Companies Inc. ...................................................          82,100          4,274,126
Nordstrom's Inc. .......................................................          92,100          3,281,523
Staples Inc.* ..........................................................         128,100          3,299,856
Target Corp. ...........................................................         143,300          6,214,921
                                                                                                 ----------
                                                                                                 22,867,546
                                                                                                 ----------
Shoes 1.1%
Nike Inc. Cl. B ........................................................          51,600          3,712,620
                                                                                                 ----------
Textile Apparel Manufacturers 1.6%
Coach Inc.* ............................................................          70,800          3,016,080
Polo Ralph Lauren Corp.* ...............................................          76,000          2,629,600
                                                                                                 ----------
                                                                                                  5,645,680
                                                                                                 ----------
Total Consumer Discretionary .................................................................   91,793,505
                                                                                                 ----------


Issuer                                                                            Shares             Value
------------------------------------------------------------------------   -------------------   -----------
Consumer Staples 6.3%
Beverages 2.4%
Coca-Cola Co. ..........................................................         162,500         $8,217,625
                                                                                                 ----------
Household Products 3.9%
Clorox Co. .............................................................          87,400          4,525,572
Procter & Gamble Co. ...................................................          83,600          8,840,700
                                                                                                 ----------
                                                                                                 13,366,272
                                                                                                 ----------
Total Consumer Staples .......................................................................   21,583,897
                                                                                                 ----------
Financial Services 11.4%
Banks & Savings & Loan 1.0%
Goldman Sachs Group Inc. ...............................................          34,500          3,329,250
                                                                                                 ----------
Insurance 2.2%
American International Group Inc. ......................................         105,200          7,537,580
                                                                                                 ----------
Miscellaneous Financial 7.6%
American Express Co. ...................................................         116,050          5,680,647
Citigroup Inc. .........................................................         146,106          7,026,238
Federal National Mortgage
 Association ...........................................................          35,100          2,412,072
MBNA Corp. .............................................................         166,500          4,059,270
Providian Financial Corp.* .............................................         212,700          2,580,051
SLM Corp. ..............................................................         111,400          4,267,734
                                                                                                 ----------
                                                                                                 26,026,012
                                                                                                 ----------
Securities Brokerage & Services 0.6%
Ameritrade Holding Corp. ...............................................         180,500          2,209,320
                                                                                                 ----------
Total Financial Services .....................................................................
                                                                                                 39,102,162
                                                                                                 ----------
Health Care 21.5%
Drugs & Biotechnology 17.5%
Allergan Inc. ..........................................................          29,500          2,597,475
Amgen Inc.* ............................................................          80,650          4,538,175
Biogen Idec Inc.* ......................................................          71,200          4,200,800
Charles River Laboratories
  International Inc.* ..................................................          82,600          3,799,600
Chiron Corp. ...........................................................          64,100          2,974,240
Elan Corp. ADR* ........................................................          89,400          1,931,040
Genentech, Inc.* .......................................................          33,200          4,076,960
Gilead Sciences, Inc.* .................................................          26,100          1,587,663
Johnson & Johnson Ltd. .................................................          75,020          4,053,331
Millennium Pharmaceuticals Inc.* .......................................         104,400          1,564,956
Millipore Corp.* .......................................................          35,300          1,850,779
Novartis AG ADR ........................................................         190,800          8,547,840
Pfizer Inc. ............................................................         504,454         18,039,275
                                                                                                 ----------
                                                                                                 59,762,134
                                                                                                 ----------
Hospital Supply 4.0%
Alcon Inc. .............................................................          48,800          3,623,400
Guidant Corp. ..........................................................          80,400          5,066,004
Medtronic Inc. .........................................................          98,590          4,974,852
                                                                                                 ----------
                                                                                                 13,664,256
                                                                                                 ----------
Total Health Care ............................................................................   73,426,390
                                                                                                 ----------
Other 5.0%
Multi-Sector 5.0%
General Electric Co. ...................................................         343,930         10,300,703
Tyco International Ltd. ................................................         250,700          6,881,715
                                                                                                 ----------
Total Other ..................................................................................   17,182,418
                                                                                                 ----------

4 The notes are an integral part of the financial statements.

Issuer                                                                            Shares                Value
------------------------------------------------------------------------   -------------------     ------------
Other Energy 4.7%
Gas Pipelines 1.6%
EOG Resources Inc. .......................................................           108,300       $  5,333,775
                                                                                                   ------------
Miscellaneous Energy 0.9%
Consol Energy Inc. .......................................................           112,800          3,229,464
                                                                                                   ------------
Oil & Gas Producers 1.5%
Burlington Resources Inc. ................................................            28,000          1,883,560
Newfield Exploration Co.* ................................................            61,700          3,250,356
                                                                                                   ------------
                                                                                                      5,133,916
                                                                                                   ------------
Oil Well Equipment & Services 0.7%
Nabors Industries Ltd* ...................................................            56,800          2,519,648
                                                                                                   ------------
Total Other Energy .............................................................................     16,216,803
                                                                                                   ------------
Producer Durables 0.8%
Industrial Products 0.8%
American Power Conversion Corp. ..........................................           152,800          2,851,248
                                                                                                   ------------
Total Producer Durables ........................................................................      2,851,248
                                                                                                   ------------
Technology 21.9%
Communications Technology 6.2%
Cisco Systems Inc.* ......................................................           543,580         11,344,515
Juniper Networks Inc.* ...................................................           146,200          3,198,856
QUALCOMM Inc. ............................................................           109,000          6,808,140
                                                                                                   ------------
                                                                                                     21,351,511
                                                                                                   ------------
Computer Software 7.4%
Microsoft Corp. ..........................................................           417,440         10,840,917
Oracle Systems Corp.* ....................................................           453,300          5,086,026
Red Hat Inc.* ............................................................            90,800          2,062,068
SAP AG ADR ...............................................................           196,970          7,343,041
                                                                                                   ------------
                                                                                                     25,332,052
                                                                                                   ------------
Computer Technology 0.8%
Dell Inc.* ...............................................................            73,500          2,551,185
                                                                                                   ------------
Electronics: 1.9%
Flextronics International Ltd.* ..........................................           189,300          3,047,730
General Dynamics Corp. ...................................................            38,300          3,585,646
                                                                                                   ------------
                                                                                                      6,633,376
                                                                                                   ------------
Electronics: Semiconductors/Components 5.6%
Fairchild Semiconductor
  International Inc.* ....................................................           160,700          3,128,829
Intel Corp. ..............................................................           321,460          8,271,166
Linear Technology Corp. ..................................................           164,200          5,850,446
PMC-Sierra Inc.* .........................................................           144,300          1,753,245
                                                                                                   ------------
                                                                                                     19,003,686
                                                                                                   ------------
Total Technology ...............................................................................     74,871,810
                                                                                                   ------------
Utilities 0.8%
Cable Television & Radio 0.8%
Comcast Corp.* ...........................................................            89,090          2,582,719
                                                                                                   ------------
Total Utilities ................................................................................      2,582,719
                                                                                                   ------------
Total Common Stocks (Cost $306,320,780) ........................................................    341,315,008
                                                                                                   ------------

Issuer                                                                              Shares               Value
--------------------------------------------------------------------------   -------------------   --------------
Short-Term Investments 8.1%
State Street Navigator Securities Lending
  Prime Portfolio ........................................................        27,724,442       $ 27,724,442
                                                                                                   ------------
Total Short-Term Investments (Cost $27,724,442) ..............................................       27,724,442
                                                                                                   ------------


                                  Maturity    Amount of
Issuer                              Date      Principal        Value
------------------------------  ----------- ---------------------------
Commercial Paper 1.3%
Citigroup Inc. 1.01% .........  5/03/2004   $1,995,000        1,994,888
Goldman Sachs Group
  Inc. 1.01% .................  5/03/2004    2,510,000        2,509,859
                                                            -----------
Total Commercial Paper (Cost $4,504,747) .............        4,504,747
                                                            -----------


                                                % of
                                              Net Assets
                                            ------------
Summary of Portfolio Assets
Investments (Cost $338,549,969) ..........     109.1%       373,544,197
Cash and Other Assets, Less Liabilities ..     (9.1%)       (31,080,433)
                                            ------------   ------------
Net Assets ...............................     100.0%      $342,463,764
                                            ============   ============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt.

Federal Income Tax Information
At April 30, 2004, the net unrealized appreciation of
investments based on cost for federal income tax
purposes of $338,612,829 was as follows:
Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                 $ 44,569,500
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                 (9,638,132)
                                                         ------------
                                                         $ 34,931,368
                                                         ============

The notes are an integral part of the

                      financial statements. State Street Research Legacy Fund  5

FINANCIAL
        Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2004 (unaudited)

Assets
Investments, at value (Cost $338,549,969) (Note 1) ...........   $373,544,197
Cash .........................................................         59,896
Receivable for securities sold ...............................      1,308,735
Receivable for fund shares sold ..............................        375,787
Dividends receivable .........................................        236,308
Other assets .................................................        148,489
                                                                 ------------
                                                                  375,673,412
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........     27,724,442
Payable for securities purchased .............................      4,598,237
Accrued transfer agent and shareholder services ..............        241,684
Payable for fund shares redeemed .............................        231,424
Accrued management fee .......................................        188,552
Accrued distribution and service fees ........................        148,493
Accrued administration fee ...................................         19,339
Accrued trustees' fees .......................................          4,680
Other accrued expenses .......................................         52,797
                                                                 ------------
                                                                   33,209,648
                                                                 ------------
Net Assets                                                       $342,463,764
                                                                 ============
Net Assets consist of:
  Unrealized appreciation of investments .....................   $ 34,994,228
  Accumulated net realized loss ..............................   (138,063,385)
  Paid-in capital ............................................    445,532,921
                                                                 ------------
                                                                 $342,463,764
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.



  Class       Net Assets      [divided by]     Number of Shares     =         NAV
  A        $113,583,650                            9,336,056              $  12.17*
  B(1)     $104,545,282                            9,000,989              $  11.61**
  B        $ 41,001,254                            3,440,162              $  11.92**
  C        $ 26,570,137                            2,287,074              $  11.62**
  R        $    257,153                               21,186              $  12.14
  S        $ 56,506,288                            4,538,241              $  12.45

* Maximum offering price per share = $12.91 ($12.17 [divided by] 0.9425) ** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.


Statement of Operations
--------------------------------------------------------------------------------
For the six months ended April 30, 2004 (unaudited)

Investment Income
Dividends, net of foreign taxes of $23,854 (Note 1) ..........   $ 1,307,851
Interest (Note 1) ............................................        67,193
                                                                 -----------
                                                                   1,375,044
                                                                 -----------
Expenses
Management fee (Note 2) ......................................     1,120,090
Transfer agent and shareholder services (Note 2) .............       596,997
Distribution and service fees - Class A (Note 4) .............       153,468
Distribution and service fees - Class B(1) (Note 4) ..........       542,241
Distribution and service fees - Class C (Note 4) .............       145,824
Distribution and service fees - Class R (Note 4) .............           442
Administration fee (Note 2) ..................................        58,012
Custodian fee ................................................        56,544
Audit fee ....................................................        31,384
Registration fees ............................................        30,628
Reports to shareholders ......................................        29,512
Trustees' fees (Note 2) ......................................         9,052
Legal fees ...................................................         8,432
Miscellaneous ................................................        12,400
                                                                 -----------
                                                                   2,795,026
Fees paid indirectly (Note 2) ................................        (7,189)
                                                                 -----------
                                                                   2,787,837
                                                                 -----------
Net investment loss ..........................................    (1,412,793)
                                                                 -----------
Realized and Unrealized Gain (Loss)
on Investments
Net increase from payment by affiliate (Note 2) ..............        15,707
                                                                 -----------
Net realized gain on investments (Notes 1 and 3) .............    38,621,994
Change in unrealized depreciation of investments .............   (30,235,785)
                                                                 -----------
Net gain on investments ......................................     8,401,916
                                                                 -----------
Net increase in net assets resulting from operations .........   $ 6,989,123
                                                                 ===========

6 The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                 Six months ended
                                  April 30, 2004           Year ended
                                   (unaudited)          October 31, 2003
                                -----------------      -----------------
Increase (Decrease) In Net Assets
Operations:
Net investment loss .........   $  (1,412,793)         $  (1,952,085)
Net increase from payment
  by affiliate ..............          15,707                     --
Net realized gain (loss) on
  investments ...............      38,621,994            (16,699,994)
Change in unrealized
  appreciation (depreciation)
  of investments ............     (30,235,785)            80,572,206
                                -------------          -------------
Net increase resulting from
  operations ................       6,989,123             61,920,127
                                -------------          -------------
Net increase (decrease) from
  fund share transactions
  (Note 5) ..................     (14,448,013)            46,837,642
                                -------------          -------------
Total increase (decrease)
  in net assets .............      (7,458,890)           108,757,769
Net Assets
Beginning of period .........     349,922,654            241,164,885
                                -------------          -------------
End of period ...............   $ 342,463,764          $ 349,922,654
                                =============          =============

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
April 30, 2004

Note 1
State Street Research Legacy Fund is a series of State Street Research Securities Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees equal to 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers which may involve multiple fund families. Class R shares pay a service and distribution fee of 0.50%. No sales charge is imposed at the time of purchase or redemption of Class R shares. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


The notes are an integral part of the financial statements.
                                            State Street Research Legacy Fund  7

--------------------------------------------------------------------------------
C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At October 31, 2003, the fund had a capital loss carryforward of $176,299,939 available, to the extent provided in regulations, to offset future capital gains, if any, of which $353,559, $2,301,316, $15,859,209, $63,108,010,
$76,300,059 and $18,377,786 expire on October 31, 2006, 2007, 2008, 2009, 2010 and 2011, respectively. A portion of the losses expiring in 2009, 2010 and 2011, which amounted to $34,309,485, $30,166,954 and $2,078,939, respectively, were acquired in connection with the merger of the State Street Research Large-Cap Growth Fund. Future utilization of these losses may be limited under current tax laws.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At April 30, 2004, the value of the securities loaned and the value of collateral were $26,808,137 and $27,724,442 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended April 30, 2004, income from securities lending amounted to $47,254 and is included in interest income.


Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the fund's average net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 2004, the fees pursuant to such agreement amounted to $1,120,090.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended April 30, 2004, the amount of such expenses allocated to the fund was $141,306.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended April 30, 2004, the fund's transfer agent fees were reduced by $7,189 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,052 during the six months ended April 30, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended April 30, 2004, the amount of such expenses was $58,012.

On February 19, 2004, the Distributor entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's email retention practices and supervision of trading activity in shares of the State Street Research funds. The Distributor, without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purposes of the settlement, agreed to the entry of certain findings by the NASD relating to the Distributor's compliance with document retention requirements and the Distributor's supervision of enforcement of shareholder exchange limitations set forth in the funds' prospectuses. The agreement contains no allegations or findings of fraudulent conduct by the Distributor. As part of this agreement the Distributor made a payment to the fund to compensate the fund for losses relating to the exchange of fund shares beyond the annual limit set forth in the fund's prospectus. The payment was allocated among the fund's share classes as follows: $4,676 to Class A; $4,979 to Class B(1); $1,991 to Class B; $1,298 to Class C and $2,763 to Class S. These amounts are shown in the total amount of $15,707 as "Net increase from payment by affiliate" in the Statement of Operations.

Note 3
For the six months ended April 30, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $178,401,002, and $191,016,660, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B, Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares and 0.25% of average net assets for Class R shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily waived to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 2004, fees pursuant to such plans amounted to $153,468, $542,241, $145,824, and $442 for Class A, Class B(1), Class C and Class R shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of April 30, 2004, there were $2,177,779, $298,074, and $2,880,905 for Class A, B and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) and Class R shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $83,950 and $356,591, respectively, on sales of Class A shares of the fund during the six months ended April 30, 2004, and that MetLife Securities, Inc. earned commissions aggregating $540,833 and $2,508 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $132,426, $14 and $1,618 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At April 30, 2004, the Adviser held 10,215 Class R shares. These transactions break down by share class as follows:

                                                                        Six months ended
                                                                         April 30, 2004
                                                                           (unaudited)
                                                                 ------------------------------------
Class A                                                               Shares           Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                         2,366,934       $29,512,091
Issued in connection with acquisition of Large-Cap Growth Fund             --                --
Shares redeemed                                                    (1,699,663)      (20,784,870)
                                                                   ----------       -----------
Net increase                                                          667,271       $ 8,727,221
                                                                   ==========       ===========


                                                                             Year ended
                                                                          October 31, 2003
                                                                 ------------------------------------
Class A                                                               Shares           Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                          2,808,906      $29,638,800
Issued in connection with acquisition of Large-Cap Growth Fund       1,381,114       12,873,626
Shares redeemed                                                     (3,231,893)     (32,827,334)
                                                                    ----------      -----------
Net increase                                                           958,127      $ 9,685,092
                                                                    ==========      ===========

                                                                        Six months ended
                                                                         April 30, 2004
                                                                           (unaudited)
                                                                 ------------------------------------
Class B(1)                                                            Shares           Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                           331,853       $  3,922,831
Issued in connection with acquisition of Large-Cap Growth Fund             --                 --
Shares redeemed                                                      (806,522)        (9,548,146)
                                                                   ----------       ------------
Net increase (decrease)                                              (474,669)      $ (5,625,315)
                                                                   ==========       ============

                                                                             Year ended
                                                                          October 31, 2003
                                                                 ------------------------------------
Class B(1)                                                            Shares           Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                            915,478      $ 9,067,543
Issued in connection with acquisition of Large-Cap Growth Fund       1,052,996        9,449,657
Shares redeemed                                                     (1,917,706)     (18,595,910)
                                                                    ----------      -----------
Net increase (decrease)                                                 50,768      $   (78,710)
                                                                    ==========      ===========

                                                                        Six months ended
                                                                         April 30, 2004
                                                                           (unaudited)
                                                                 ------------------------------------
Class B                                                              Shares            Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                            29,230       $    355,582
Issued in connection with acquisition of Large-Cap Growth Fund             --                 --
Shares redeemed                                                      (625,877)        (7,610,430)
                                                                   ----------       ------------
Net increase (decrease)                                              (596,647)      $ (7,254,848)
                                                                   ==========       ============

                                                                             Year ended
                                                                          October 31, 2003
                                                                 ------------------------------------
Class B                                                              Shares            Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                            147,808      $ 1,489,996
Issued in connection with acquisition of Large-Cap Growth Fund       1,177,017       10,711,357
Shares redeemed                                                     (1,237,332)     (12,313,930)
                                                                    ----------      -----------
Net increase (decrease)                                                 87,493      $  (112,577)
                                                                    ==========      ===========

                                                                        Six months ended
                                                                         April 30, 2004
                                                                           (unaudited)
                                                                 ------------------------------------
Class C                                                              Shares            Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                           190,413       $  2,261,912
Issued in connection with acquisition of Large-Cap Growth Fund             --                 --
Shares redeemed                                                      (577,165)        (6,851,492)
                                                                   ----------       ------------
Net decrease                                                         (386,752)      $ (4,589,580)
                                                                   ==========       ============

                                                                             Year ended
                                                                          October 31, 2003
                                                                 ------------------------------------
Class C                                                               Shares           Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                            539,004      $ 5,333,886
Issued in connection with acquisition of Large-Cap Growth Fund         189,286        1,699,127
Shares redeemed                                                     (1,308,159)     (12,850,337)
                                                                    ----------      -----------
Net decrease                                                          (579,869)     $(5,817,324)
                                                                    ==========      ===========

                      Six ,onths ended
                       April 30, 2004                    Year ended
                         (unaudited)                  October 31, 2003
Class R             Shares        Amount            Shares        Amount
----------------------------------------------------------------------------
Shares sold           12,836   $    163,438            10,222   $    100,075
Shares redeemed       (1,872)       (23,959)               --             --
                  ----------   ------------        ----------   ------------
Net increase          10,964    $   139,479            10,222   $    100,075
                  ==========   ============        ==========   ============

                                                                        Six months ended
                                                                         April 30, 2004
                                                                           (unaudited)
                                                                 ------------------------------------
Class S                                                              Shares            Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                            15,172       $    194,579
Issued in connection with acquisition of Large-Cap Growth Fund             --                 --
Shares redeemed                                                      (478,544)        (6,039,549)
                                                                   ----------       ------------
Net increase (decrease)                                              (463,372)      $ (5,844,970)
                                                                   ==========       ============

                                                                             Year ended
                                                                          October 31, 2003
                                                                 ------------------------------------
Class S                                                               Shares           Amount
-----------------------------------------------------------------------------------------------------
Shares sold                                                           15,143        $    150,862
Issued in connection with acquisition of Large-Cap Growth Fund     5,164,031          49,094,754
Shares redeemed                                                     (587,753)         (6,184,530)
                                                                   ----------       ------------
Net increase (decrease)                                            4,591,421        $ 43,061,086
                                                                   ==========       ============


                                             State Street Research Legacy Fund 9

FINANCIAL
        Highlights

For a share outstanding throughout each period:

                                                                                            Class A
                                                                 -------------------------------------------------------------
                                                                   Six months ended            Years ended October 31
                                                                    April 30, 2004   -----------------------------------------
                                                                  (unaudited)(a)(i)     2003(a)    2002(a)(g)     2001(a)(g)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              11.91               9.96        11.56            16.39
                                                                     ------            -------      -------          -------
 Net investment loss ($)*                                             (0.04)             (0.05)       (0.03)           (0.05)
 Net realized and unrealized gain (loss) on investments ($)            0.30               2.00        (1.57)           (4.78)
                                                                     ------            -------      -------          -------
Total from investment operations ($)                                   0.26               1.95        (1.60)           (4.83)
                                                                     ------            -------      -------          -------
 Distribution from capital gains ($)                                     --                 --           --               --
                                                                     ------            -------      -------          -------
Total distribution ($)                                                   --                 --           --               --
                                                                     ------            -------      -------          -------
Net asset value, end of period ($)                                    12.17              11.91         9.96            11.56
                                                                     ======            =======      =======          =======
Total return (%)(b)                                                    2.18(d)           19.58       (13.84)          (29.47)
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           113,582            103,247       76,798          103,774
Expense ratio (%)*                                                     1.43(e)            1.38         1.39             1.35
Expense ratio after expense reductions (%)*                            1.43(e)            1.38         1.38             1.33
Ratio of net investment loss to average net assets (%)*               (0.63)(e)          (0.47)       (0.28)           (0.39)
Portfolio turnover rate (%)                                           51.60             112.57        30.87            21.61
*Reflects voluntary reduction of expenses of these amounts (%)           --                 --           --               --

                                                                                         Class A
                                                                 -------------------------------------------------------------
                                                                                                  Years ended April 30
                                                                       Six months ended       --------------------------------
                                                                  October 31, 2000(a)(f)(g)     2000(a)(g)     1999(a)(g)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   15.99                    14.42         11.66
                                                                          ------                   ------        ------
 Net investment loss ($)*                                                  (0.04)                   (0.05)        (0.02)
 Net realized and unrealized gain (loss) on investments ($)                 0.44                     1.62          2.79
                                                                          ------                   ------        ------
Total from investment operations ($)                                        0.40                     1.57          2.77
                                                                          ------                   ------        ------
 Distribution from capital gains ($)                                          --                       --         (0.01)
                                                                          ------                   ------        ------
Total distribution ($)                                                       --                        --         (0.01)
                                                                          ------                   ------        ------
Net asset value, end of period ($)                                         16.39                    15.99         14.42
                                                                          ======                   ======        ======
Total return (%)(b)                                                         2.50(d)                 10.89         23.73
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                151,920                  143,037        58,642
Expense ratio (%)*                                                          1.34(e)                  1.22          1.20
Expense ratio after expense reductions (%)*                                 1.34(e)                  1.21          1.19
Ratio of net investment loss to average net assets (%)*                    (0.54)(e)                (0.34)        (0.14)
Portfolio turnover rate (%)                                                11.07                    33.23         42.09
*Reflects voluntary reduction of expenses of these amounts (%)                --                       --          0.03

                                                                                           Class B(1)
                                                                 -------------------------------------------------------------
                                                                   Six months ended             Years ended October 31
                                                                    April 30, 2004   -----------------------------------------
                                                                  (unaudited)(a)(i)     2003(a)     2002(a)(g)      2001(a)(g)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                11.41               9.61        11.23           16.04
                                                                       ------            -------       -------         -------
 Net investment loss ($)*                                               (0.08)             (0.12)       (0.11)          (0.15)
 Net realized and unrealized gain (loss) on investments ($)              0.28               1.92        (1.51)          (4.66)
                                                                       ------            -------       -------         -------
Total from investment operations ($)                                     0.20               1.80        (1.62)          (4.81)
                                                                       ------            -------       -------         -------
Net asset value, end of period ($)                                      11.61              11.41         9.61           11.23
                                                                       ======            =======       =======         =======
Total return (%)(b)                                                      1.75(d)           18.73       (14.43)         (29.99)
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             104,547            108,125       90,564         129,464
Expense ratio (%)*                                                       2.13(e)            2.08         2.09            2.05
Expense ratio after expense reductions (%)*                              2.13(e)            2.08         2.08            2.03
Ratio of net investment loss to average net assets (%)*                 (1.33)(e)          (1.17)       (0.98)          (1.09)
Portfolio turnover rate (%)                                             51.60             112.57        30.87           21.61
*Reflects voluntary reduction of expenses of these amounts (%)             --                 --           --              --

                                                                                          Class B(1)
                                                                 -------------------------------------------------------------
                                                                                                    Years ended April 30
                                                                       Six months ended       --------------------------------
                                                                  October 31, 2000(a)(f)(g)      2000(a)(g)      1999(a)(c)(g)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 15.71                     14.28             13.08
                                                                        ------                    ------          --------
 Net investment loss ($)*                                                (0.10)                    (0.17)            (0.04)
 Net realized and unrealized gain (loss) on investments ($)               0.43                      1.60             (1.24)
                                                                        ------                    ------          --------
Total from investment operations ($)                                      0.33                      1.43              1.20
                                                                        ------                    ------          --------
Net asset value, end of period ($)                                       16.04                     15.71             14.28
                                                                        ======                    ======          ========
Total return (%)(b)                                                       2.10(d)                  10.01              9.17(d)
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              184,818                   153,359            24,454
Expense ratio (%)*                                                        2.04(e)                   1.97              1.88(e)
Expense ratio after expense reductions (%)*                               2.04(e)                   1.96              1.87(e)
Ratio of net investment loss to average net assets (%)*                  (1.25)(e)                 (1.13)            (1.00)(e)
Portfolio turnover rate (%)                                              11.07                     33.23             42.09
*Reflects voluntary reduction of expenses of these amounts (%)              --                        --              0.03(e)

                                                                                            Class B
                                                                 -------------------------------------------------------------
                                                                   Six months ended            Years ended October 31
                                                                    April 30, 2004   -----------------------------------------
                                                                  (unaudited)(a)(i)    2003(a)     2002(a)(g)      2001(a)(g)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               11.65               9.72       11.31           16.11
                                                                      ------           --------     -------         -------
 Net investment loss ($)*                                              (0.02)             (0.01)      (0.07)          (0.11)
 Net realized and unrealized gain (loss) on investments ($)             0.29               1.94       (1.52)          (4.69)
                                                                      ------           --------     -------         -------
Total from investment operations ($)                                    0.27               1.93       (1.59)          (4.80)
                                                                      ------           --------     -------         -------
 Distribution from capital gains ($)                                      --                 --          --              --
                                                                      ------           --------     -------         -------
Total distribution ($)                                                    --                 --          --              --
                                                                      ------           --------     -------         -------
Net asset value, end of period ($)                                     11.92              11.65        9.72           11.31
                                                                      ======           ========     =======         =======
Total return (%)(b)                                                     2.32(d)           19.86      (14.06)         (29.80)
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             41,001             47,034      38,368          62,244
Expense ratio (%)*                                                      1.13(e)            1.08        1.74            1.76
Expense ratio after expense reductions (%)*                             1.13(e)            1.08        1.73            1.74
Ratio of net investment loss to average net assets (%)*                (0.33)(e)          (0.13)      (0.66)         ( 0.80)
Portfolio turnover rate (%)                                            51.60             112.57       30.87           21.61
*Reflects voluntary reduction of expenses of these amounts (%)            --                 --          --              --



                                                                                          Class B
                                                                 ----------------------------------------------------------
                                                                                                  Years ended April 30
                                                                       Six months ended       -----------------------------
                                                                  October 31, 2000(a)(f)(g)      2000(a)(g)      1999(a)(g)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                    15.74                    14.28          11.64
                                                                           ------                   ------         ------
 Net investment loss ($)*                                                   (0.07)                   (0.12)         (0.11)
 Net realized and unrealized gain (loss) on investments ($)                  0.44                     1.58           2.76
                                                                           ------                   ------         ------
Total from investment operations ($)                                         0.37                     1.46           2.65
                                                                           ------                   ------         ------
 Distribution from capital gains ($)                                           --                       --          (0.01)
                                                                           ------                   ------         ------
Total distribution ($)                                                         --                       --          (0.01)
                                                                           ------                   ------         ------
Net asset value, end of period ($)                                          16.11                    15.74          14.28
                                                                           ======                   ======         ======
Total return (%)(b)                                                          2.35(d)                 10.22          22.74
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                 106,027                  109,135         88,383
Expense ratio (%)*                                                           1.69(e)                  1.77           1.95
Expense ratio after expense reductions (%)*                                  1.69(e)                  1.76           1.94
Ratio of net investment loss to average net assets (%)*                     (0.89)(e)                (0.87)         (0.89)
Portfolio turnover rate (%)                                                 11.07                    33.23          42.09
*Reflects voluntary reduction of expenses of these amounts (%)                 --                       --           0.03

                                                                                            Class C
                                                                 --------------------------------------------------------------
                                                                   Six months ended            Years ended October 31
                                                                    April 30, 2004   ------------------------------------------
                                                                  (unaudited)(a)(i)    2003(a)     2002(a)(g)      2001(a)(g)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                11.41             9.61       11.23            16.05
                                                                       ------         --------     -------          -------
 Net investment loss ($)*                                               (0.08)           (0.11)      (0.11)           (0.15)
 Net realized and unrealized gain (loss) on investments ($)              0.29             1.91       (1.51)           (4.67)
                                                                       ------         --------     -------          -------
Total from investment operations ($)                                     0.21             1.80       (1.62)           (4.82)
                                                                       ------         --------     -------          -------
 Distribution from capital gains ($)                                       --               --          --               --
                                                                       ------         --------     -------          -------
Total distribution ($)                                                     --               --          --               --
                                                                       ------         --------     -------          -------
Net asset value, end of period ($)                                      11.62            11.41        9.61            11.23
                                                                       ======         ========     =======          =======
Total return (%)(b)                                                      1.84(d)         18.73      (14.43)          (30.03)
Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              26,570           30,516      31,274           46,809
Expense ratio (%)*                                                       2.13(e)          2.08        2.09             2.05
Expense ratio after expense reductions (%)*                              2.13(e)          2.08        2.08             2.03
Ratio of net investment loss to average net assets (%)*                 (1.31)(e)        (1.15)      (0.99)           (1.08)
Portfolio turnover rate (%)                                             51.60           112.57       30.87            21.61
*Reflects voluntary reduction of expenses of these amounts (%)             --               --          --               --

                                                                                          Class C
                                                                 ----------------------------------------------------------
                                                                                                  Years ended April 30
                                                                       Six months ended       -----------------------------
                                                                  October 31, 2000(a)(f)(g)      2000(a)(g)      1999(a)(g)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   15.71                    14.28           11.63
                                                                          ------                   ------          ------
 Net investment loss ($)*                                                  (0.10)                   (0.16)          (0.11)
 Net realized and unrealized gain (loss) on investments ($)                 0.44                     1.59            2.77
                                                                          ------                   ------          ------
Total from investment operations ($)                                        0.34                     1.43            2.66
                                                                          ------                   ------          ------
 Distribution from capital gains ($)                                          --                       --           (0.01)
                                                                          ------                   ------          ------
Total distribution ($)                                                        --                       --           (0.01)
                                                                          ------                   ------          ------
Net asset value, end of period ($)                                         16.05                    15.71           14.28
                                                                          ======                   ======          ======
Total return (%)(b)                                                         2.16(d)                 10.01           22.85
Ratios/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                 76,137                   69,061          26,399
Expense ratio (%)*                                                          2.04(e)                  1.97            1.95
Expense ratio after expense reductions (%)*                                 2.04(e)                  1.96            1.94
Ratio of net investment loss to average net assets (%)*                    (1.24)(e)                (1.10)          (0.90)
Portfolio turnover rate (%)                                                11.07                    33.23           42.09
*Reflects voluntary reduction of expenses of these amounts (%)                --                       --            0.03

                                                                        Class R
                                                          ------------------------------------
                                                            Six months ended
                                                             April 30, 2004
                                                           (unaudited)(a)(i)     2003(a)(h)
----------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                        11.90              9.79
                                                               ------            ------
 Net investment loss ($)*                                       (0.05)            (0.05)
 Net realized and unrealized gain on investments ($)             0.29              2.16
                                                               ------            ------
Total from investment operations ($)                             0.24              2.11
                                                               ------            ------
Net asset value, end of period ($)                              12.14             11.90
                                                               ======            ======
Total return (%)(b)                                              2.02(d)          21.55(d)
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         257               122
Expense ratio (%)*                                               1.63(e)           1.58(e)
Expense ratio after expense reductions (%)*                      1.63(e)           1.58(e)
Ratio of net investment loss to average net assets (%)*         (0.84)(e)         (0.79)(e)
Portfolio turnover rate (%)                                     51.60            112.57

                                                                                             Class S
                                                                   ------------------------------------------------------------
                                                                     Six months ended           Years ended October 31
                                                                      April 30, 2004   ----------------------------------------
                                                                    (unaudited)(a)(i)    2003(a)     2002(a)(g)     2001(a)(g)
                                                                   ------------------- ---------- -------------- --------------
Net asset value, beginning of period ($)                              12.17               10.14         11.74          16.61
                                                                     ------            --------       -------        -------
 Net investment income (loss) ($)*                                    (0.02)              (0.02)         0.00          (0.01)
 Net realized and unrealized gain (loss) on investments ($)            0.30                2.05         (1.60)         (4.86)
                                                                     ------            --------       -------        -------
Total from investment operations ($)                                   0.28                2.03         (1.60)         (4.87)
                                                                     ------            --------       -------        -------
 Distribution from capital gains ($)                                     --                  --            --             --
                                                                     ------            --------       -------        -------
Total distribution ($)                                                   --                  --            --             --
                                                                     ------            --------       -------        -------
Net asset value, end of period ($)                                    12.45               12.17         10.14          11.74
                                                                     ======            ========       =======        =======
Total return (%)(b)                                                    2.30(d)            20.02        (13.63)        (29.32)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            56,506              60,878         4,161          5,077
Expense ratio (%)*                                                     1.13(e)             1.08          1.09           1.05
Expense ratio after expense reductions (%)*                            1.13(e)             1.08          1.08           1.03
Ratio of net investment income (loss) to average net assets (%)*      (0.33)(e)           (0.19)         0.03          (0.09)
Portfolio turnover rate (%)                                           51.60              112.57         30.87          21.61
*Reflects voluntary reduction of expenses of these amounts (%)           --                  --            --             --



                                                                                           Class S
                                                                   --------------------------------------------------------
                                                                                                   Years ended April 30
                                                                         Six months ended      ----------------------------
                                                                    October 31, 2000(a)(f)(g)     2000(a)(g)     1999(a)(g)
                                                                   --------------------------- -------------- -------------
Net asset value, beginning of period ($)                                       16.09                14.48        11.68
                                                                              ------               ------        -----
 Net investment income (loss) ($)*                                             (0.02)               (0.00)        0.02
 Net realized and unrealized gain (loss) on investments ($)                     0.54                 1.61         2.79
                                                                              ------               ------        -----
Total from investment operations ($)                                            0.52                 1.61         2.81
                                                                              ------               ------        -----
 Distribution from capital gains ($)                                             --                    --        (0.01)
                                                                              ------               ------       ------
Total distribution ($)                                                           --                    --        (0.01)
                                                                              ------               ------       ------
Net asset value, end of period ($)                                             16.61                16.09        14.48
                                                                              ======               ======       ======
Total return (%)(b)                                                             3.23(d)             11.12        24.04
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------- --
Net assets at end of period ($ thousands)                                      7,126                8,097        6,367
Expense ratio (%)*                                                              1.04(e)              0.97         0.95
Expense ratio after expense reductions (%)*                                     1.04(e)              0.96         0.94
Ratio of net investment income (loss) to average net assets (%)*               (0.24)(e)            (0.06)        0.16
Portfolio turnover rate (%)                                                    11.07                33.23        42.09
*Reflects voluntary reduction of expenses of these amounts (%)                    --                   --         0.03

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to April 30, 1999
(d) Not annualized
(e) Annualized
(f) Effective August 2, 2000, the fiscal year-end of the fund changed from April 30 to October 31.
(g) Audited by other auditors
(h) April 3, 2003 (commencement of share class) to October 31, 2003
(i) During the six months ended April 30, 2004, the Distributor made restitution payments to the fund as part of a settlement with NASD. These payments had no effect on net realized gain on investments per share.


                                            State Street Research Legacy Fund 11

PERFORMANCE
        Discussion as of April 30, 2004
                                                         (continued from page 3)

Performance: Class B(1)
--------------------------------------------------------------------------------
Fund average annual total return as of 4/30/04(1,3)

(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        19.20%       -4.06%          2.39%
----------------------------------------------------------------
Return After Taxes
on Distributions           19.20%       -4.05%          2.39%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.48%       -3.40%          2.05%
----------------------------------------------------------------

Fund average annual total return as of 3/31/04(1,2,3)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        26.10%       -3.16%          2.87%
----------------------------------------------------------------
Return After Taxes
on Distributions           26.10%       -3.16%          2.87%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                16.96%       -2.66%          2.46%
----------------------------------------------------------------

Performance: Class C
--------------------------------------------------------------------------------
Fund average annual total return as of 4/30/04(1,3)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        19.30%       -4.04%          2.41%
----------------------------------------------------------------
Return After Taxes
on Distributions           19.30%       -4.03%          2.40%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.55%       -3.39%          2.06%
----------------------------------------------------------------

Fund average annual total return as of 3/31/04(1,2,3)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        30.10%       -2.77%          2.87%
----------------------------------------------------------------
Return After Taxes
on Distributions           30.10%       -2.77%          2.87%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                19.56%       -2.33%          2.46%
----------------------------------------------------------------

Performance: Class S
--------------------------------------------------------------------------------
Fund average annual total return as of 4/30/04(1,3,4)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        20.52%       -2.98%          3.53%
----------------------------------------------------------------
Return After Taxes
on Distributions           20.52%       -2.97%          3.53%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                13.34%       -2.50%          3.04%
----------------------------------------------------------------

Fund average annual total return as of 3/31/04(1,2,3,4)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        32.44%       -1.67%          4.01%
----------------------------------------------------------------
Return After Taxes
on Distributions           32.44%       -1.66%          4.01%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                21.08%       -1.41%          3.46%
----------------------------------------------------------------


Performance: Class B
--------------------------------------------------------------------------------
Fund average annual total return as of 4/30/04(1,3)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        20.53%       -3.55%          2.82%
----------------------------------------------------------------
Return After Taxes
on Distributions           20.53%       -3.54%          2.82%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                13.34%       -2.98%          2.42%
----------------------------------------------------------------

Fund average annual total return as of 3/31/04(1,2,3)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        27.36%       -2.68%          3.28%
----------------------------------------------------------------
Return After Taxes
on Distributions           27.36%       -2.68%          3.28%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                17.78%       -2.26%          2.82%
----------------------------------------------------------------

Performance: Class R
--------------------------------------------------------------------------------
Fund average annual total return as of 4/30/04(1,3,4)
(does not reflect sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        19.96%       -3.38%          3.12%
----------------------------------------------------------------
Return After Taxes
on Distributions           19.96%       -3.38%          3.11%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                12.97%       -2.84%          2.68%
----------------------------------------------------------------

Fund average annual total return as of 3/31/04(1,2,3,4)
(at maximum applicable sales charge)

                                                   Life of Fund
                           1 Year      5 Years      (12/31/97)
----------------------------------------------------------------
Return Before Taxes        31.71%       -2.11%          3.59%
----------------------------------------------------------------
Return After Taxes
on Distributions           31.71%       -2.10%          3.59%
----------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                20.61%       -1.78%          3.09%
----------------------------------------------------------------

1 Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter.
   Performance for Class R shares reflects Class A share performance through April 2, 2003, and Class R share performance thereafter. If the returns for Class B(1) and Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.
2 Performance reflects a maximum 5.75% Class A front-end sales charge, or 5% Class B or Class B(1) share or 1% Class C share contingent deferred sales charge, where applicable.
3 Ater-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts (IRAs). Return After Distributions and Sales of Fund Shares for a period may be greater than or equal to Returns After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.
4 Class R and Class S shares, offered without sales charge, are only available through retirement plans and through special programs.

TRUSTEES AND OFFICERS
        State Street Research Securities Trust


Name,                           Position(s)            Term of Office
Address                          Held with              and Length of
and Age(a)                         Fund                Time Served(b)
--------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond                    Trustee                  Since
(58)                                                      1999
--------------------------------------------------------------------------------
Peter S. Drotch                  Trustee                  Since
(62)                                                      2004
--------------------------------------------------------------------------------
Steve A. Garban                  Trustee                  Since
(66)                                                      1997
--------------------------------------------------------------------------------
Susan M. Phillips                Trustee                  Since
(59)                                                      1999
--------------------------------------------------------------------------------
Toby Rosenblatt                  Trustee                  Since
(65)                                                      1994
--------------------------------------------------------------------------------
Michael S.                       Trustee                  Since
Scott Morton (66)                                         1994
--------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)              Trustee                  Since
(58)                                                      2000
--------------------------------------------------------------------------------
Officers
Edward Dowd                      Vice                     Since
(37)                             President                2003
--------------------------------------------------------------------------------
C. Kim Goodwin                   Vice                     Since
(45)                             President                2002
--------------------------------------------------------------------------------
Jeffrey Lindsey                  Vice                     Since
(41)                             President                2003
--------------------------------------------------------------------------------
John S. Lombardo                 Vice                     Since
(49)                             President                2001
--------------------------------------------------------------------------------
Ajay Mehra                       Vice                     Since
(39)                             President                2003
--------------------------------------------------------------------------------
Denis J. Walsh III               Vice                     Since
(43)                             President                2003
--------------------------------------------------------------------------------
Douglas A. Romich                Treasurer                Since
(47)                                                      2001


                                                                                                         Number of Funds
Name,                                                                                                    in Fund Complex
Address                                            Principal Occupations                                   Overseen by
and Age(a) ..............         During Past 5 Years         Trustee/Officer(c)
-------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond          Retired; formerly Chairman of the Board, Chief Executive Officer and                    19
(58)                   President, PictureTel Corporation (video conferencing systems)
-------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch        Retired; formerly Partner, PricewaterhouseCoopers LLP                                   19
(62)
-------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Retired; formerly Senior Vice President for Finance and Operations and                  53
(66)                   Treasurer, The Pennsylvania State University
-------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Dean, School of Business and Public Management, George Washington                       19
(59)                   University; formerly a member of the Board of Governors of the Federal
                       Reserve System; and Chairman and Commissioner of the Commodity Futures
                       Trading Commission
-------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        President, Founders Investments Ltd. (investments); President, Pacific Four             53
(65)                   Investments (investments); formerly President, The Glen Ellen Company
                       (private investment firm)
-------------------------------------------------------------------------------------------------------------------------
Michael S.             Jay W. Forrester Professor of Management, Sloan School of Management,                   53
Scott Morton (66)      Massachusetts Institute of Technology
-------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)    Chairman of the Board, President and Chief Executive Officer of State Street            19
(58)                   Research & Management Company; formerly Senior Vice President, Fixed
                       Income Investments, Metropolitan Life Insurance Company
-------------------------------------------------------------------------------------------------------------------------
Officers
Edward Dowd            Vice President of State Street Research & Management Company, formerly                   7
(37)                   Vice President, Independence Investment LLC and equity research associate,
                       Donaldson, Lufkin and Jenrette
-------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin         Managing Director and Chief Investment Officer - Equities of State Street               18
(45)                   Research & Management Company; formerly Chief Investment Officer -
                       U.S. Growth Equities, American Century
-------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey        Managing Director of State Street Research & Management Company,                         7
(41)                   formerly Managing Director and Senior Vice President, Putnam Investments
-------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Managing Director, Chief Financial Officer and Director of State Street                 19
(49)                   Research & Management Company; formerly Executive Vice President, State
                       Street Research & Management Company; and Senior Vice President,
                       Product and Financial Management, MetLife Auto & Home
-------------------------------------------------------------------------------------------------------------------------
Ajay Mehra             Managing Director of State Street Research & Management Company;                         4
(39)                   formerly Senior Vice President and Portfolio Manager, Columbia
                       Management Group
-------------------------------------------------------------------------------------------------------------------------
Denis J. Walsh III     Managing Director of State Street Research & Management Company;                         2
(43)                   formerly Senior Research Analyst, Fleet Investment Advisors
-------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Senior Vice President and Treasurer of State Street Research & Management               19
(47)                   Company; formerly Vice President and Assistant Treasurer, State Street
                       Research & Management Company


Name,                                    Other
Address                           Directorships Held
and Age(a)                        by Trustee/Officer
--------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond             Avaya Corp.
(58)
--------------------------------------------------------------------------------
Peter S. Drotch           The First Marblehead Corp.
(62)
--------------------------------------------------------------------------------
Steve A. Garban           Metropolitan Series Fund, Inc. and
(66)                      Metropolitan Series Fund II
--------------------------------------------------------------------------------
Susan M. Phillips         The Kroger Co.
(59)
--------------------------------------------------------------------------------
Toby Rosenblatt           A.P. Pharma, Inc.; Metropolitan Series
(65)                      Fund, Inc. and Metropolitan Series
                          Fund II
--------------------------------------------------------------------------------
Michael S.                Metropolitan Series Fund, Inc.; and
Scott Morton (66)         Metropolitan Series Fund II
--------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)       None
(58)
--------------------------------------------------------------------------------
Officers
Edward Dowd               None
(37)
--------------------------------------------------------------------------------
C. Kim Goodwin            None
(45)
--------------------------------------------------------------------------------
Jeffrey Lindsey           None
(41)
--------------------------------------------------------------------------------
John S. Lombardo          None
(49)
--------------------------------------------------------------------------------
Ajay Mehra                None
(39)
--------------------------------------------------------------------------------
Denis J. Walsh III        None
(43)
--------------------------------------------------------------------------------
Douglas A. Romich         None
(47)

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                                            State Street Research Legacy Fund 13

[LOGO] STATE STREET RESEARCH                                  ------------
                                                                PRSRT STD
       One Financial Center                                   U.S. POSTAGE
       Boston, MA 02111-2690                                      PAID
                                                               PERMIT #6
                                                               HUDSON, MA
                                                              ------------

New accounts, mutual fund purchases, exchanges and account information

Internet  www.ssrfunds.com

E-mail    info@ssrfunds.com

Phone     1-87-SSR-FUNDS (1-877-773-8637),
          toll-free, 7 days a week, 24 hours a day
          Hearing-impaired: 1-800-676-7876
          Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail      State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408

--------------------------------------------------------------------------------
Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.
--------------------------------------------------------------------------------

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for any State Street Research fund is available through your financial professional, by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. Please read the prospectus carefully before investing.

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For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing
For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds

                                    [GRAPHIC]
                               for Excellence in
                           Shareholder Communications

                                    [GRAPHIC]
                           for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"-which describes how we vote proxies relating to portfolio securities-is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0605)SSR-LD                                      LF-1882-0604

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Securities Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    June 30, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    June 30, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    June 30, 2004
                          ------------------------